Derivative Assets and Derivative Liabilities (Schedule of Derivative Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Derivative financial assets	$ 140	$ 973
Derivative financial liabilities	2,328	254
Option and Forward Contracts [member]
Disclosure of financial assets [line items]
Derivative financial assets		973
Derivative financial liabilities	2,328
Interest rate swap contract [member]
Disclosure of financial assets [line items]
Derivative financial assets	$ 140
Derivative financial liabilities		$ 254